Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Receivables (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Beginning balance	$ 480.1	$ 488.2	$ 486.7
Provision		0.3	33.4
Reversal/Write-off	(8.1)	(8.4)	(33.8)
Effect of acquisition of subsidiary			1.8
Effect of exchange rate changes	(0.2)		0.1
Ending balance	471.8	480.1	488.2
Individually assessed for Impairment [member]
Disclosure of financial assets [line items]
Beginning balance	1.8	10.2	8.1
Provision			28.6
Reversal/Write-off	(1.8)	(8.4)	(29.1)
Effect of acquisition of subsidiary			1.8
Effect of exchange rate changes			0.8
Ending balance		1.8	10.2
Collectively assessed for impairment [member]
Disclosure of financial assets [line items]
Beginning balance	478.3	478.0	478.6
Provision		0.3	4.8
Reversal/Write-off	(6.3)		(4.7)
Effect of exchange rate changes	(0.2)		(0.7)
Ending balance	$ 471.8	$ 478.3	$ 478.0